Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	You should read this prospectus and any prospectus supplement or amendment carefully before you invest in our securities. Our shares of common stock are traded on the OTCQB Marketplace (“OTCQB”) under the symbol “JETMF” and on the Cboe Canada (“CBOE CA”) under the symbol “JET.” The closing price of our common stock on the OTCQB on November 1, 2024 was $0.68. Our shares of Class B Non-Voting Common Stock are traded on the CBOE CA under the symbol “JET.B.” The closing price of our Class B Non-Voting Common Stock on the CBOE CA on November 1, 2024 was $0.95.
Registrant Name	Global Crossing Airlines Group Inc.
Central Index Key	0001846084
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2226137
Entity Primary SIC Number	4522
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address Address Line1	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Business Contact [Member]
Document Information [Line Items]
Entity Address Address Line1	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Contact Personnel Name	Ryan Goepel